Warrants (Details) - $ / shares	5 Months Ended	7 Months Ended		12 Months Ended
	Dec. 31, 2022	Aug. 15, 2022	Aug. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Warrants
Beginning Balance			1,084,725		1,084,725
Beginning Balance			$ 30.00		$ 30.00
Granted
Exercised					(1,083,008)
Exercised	$ 1.98	$ 10.25	$ 9.36		$ 30.00
Expired					(1,717)
Expired					$ 30.00
Granted					214,642
Ending Balance
Ending Balance